FINANCIAL INSTRUMENTS - Foreign currencies (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Denominated in Euro
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)		10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)		10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ 350	$ (306)
Denominated in CAD
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)		10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)		10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	4	$ 81
Denominated in JPY
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed strengthening (as a percent)		10.00%	10.00%
Sensitivity analysis, assumed weakening (as a percent)		10.00%	10.00%
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	8,040	$ (10,245)
Denominated in CNY
Disclosure of nature and extent of risks arising from financial instruments
Increase (decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ 79